STOCK COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of stock option activity

A summary of stock option activity for the years ended December 31, 2012, 2011 and 2010 is presented below:

	Stock Options (000’s)	Weighted Average Exercise Price
Outstanding at January 1, 2010	1,231.3	$33.17
Forfeited and expired	(243.4)	39.22

Outstanding at December 31, 2010	987.9	31.68
Forfeited and expired	(723.4)	31.92

Outstanding at December 31, 2011	264.5	31.02
Forfeited and expired	(256.4)	31.06

Outstanding at December 31, 2012	8.1	29.91

Summary of Significant Ranges of Stock Plan's Stock Options Outstanding and Exercisable

The following table summarizes significant ranges of the Stock Plan’s stock options outstanding and exercisable at December 31, 2012:

	Outstanding and Exercisable
Range of Exercise Prices	Number of Options (000’s)	Weighted Average Years Remaining	Weighted Average Exercise Price	Aggregate Intrinsic Value
$27.50 to $30.60	8.1	0.50	$29.91	—

Summary of the Restricted Stock and Restricted Stock Units Activity

A summary of the restricted stock and restricted stock units activity for the years ended December 31, 2012, 2011 and 2010 is presented below:

	Restricted Stock (000’s)	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2010	1,141.4	$8.48
Vested(a)	(430.2)	8.94
Forfeited	(20.5)	8.13

Outstanding at December 31, 2010	690.7	8.20
Vested(a)	(419.5)	8.95
Forfeited	(13.8)	7.15

Outstanding at December 31, 2011	257.4	7.04
Vested(a)	(257.4)	7.04

Outstanding at December 31, 2012	—

(a)	Of the amounts vested during 2012, 2011 and 2010, 83,582; 138,433; and 147,161 shares, respectively, were withheld by the Company to satisfy certain grantees’ minimum withholding tax requirements, which withheld shares became Revlon, Inc. treasury stock and are not sold on the open market.